Annual Total Returns - VIPSectorFunds-ServiceClass2ComboPRO - VIPSectorFunds-ServiceClass2ComboPRO - VIP Consumer Discretionary Portfolio - VIP Consumer Discretionary Portfolio - Service Class 2	Apr. 30, 2025
Bar Chart Table:
Annual Return, Inception Date	Aug. 16, 2023
Annual Return 2024	24.38%